UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:                      EnTrust Partners LLC
         ----------------------------------------------------
Address:                   717 Fifth Avenue
         ----------------------------------------------------
                           New York, NY 10022
         ----------------------------------------------------


Form 13F File Number:  28-04371
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Richard I. Ellenbogen
         -----------------------------------------------------
Title:                     Vice President & General Counsel
         -----------------------------------------------------
Phone:                     212.224.5505
         -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Richard I. Ellenbogen    New York, NY                   4/27/01
------------------------    -------------------------       ------
(Signature)                 (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ------------------------        -----------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            ---------------------------

Form 13F Information Table Entry Total:              38
                                            ---------------------------

Form 13F Information Table Value Total:    $         83,282
                                            ---------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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

                                                              ENTRUST PARTNERS LLC
Name Of issuer                      Title Of Class  Cusip      Market Value Shares/Prn Amt SH/Prn PUT/CALL
                                                               * 1000
ASPECT TELECOMMUNICATIONS CORP      COMMON STOCK    04523710           2228         503850 SH
ASPEON INC                          COMMON STOCK    045354107            47         233175 SH
AT&T CORP LIBERTY MEDIA CORP        COMMON STOCK    001957208          1766         126150 SH
AZTEC TECHNOLOGY PARTNERS INC       COMMON STOCK    05480L101            81         648400 SH
BEA SYSTEMS INC                     COMMON STOCK    073325102           767          26100 SH
CABLETRON SYSTEMS INC               COMMON STOCK    126920107          5193         402525 SH
CAPITAL ONE FINANCIAL CORP          COMMON STOCK    14040H105          1703          30700 SH
CASELLA WASTE SYSTEMS INC-CLA       COMMON STOCK    147448104          4833         540750 SH
CRESTLINE CAPITAL CORP              COMMON STOCK    226153104          9100         335175 SH
CITIGROUP INC                       COMMON STOCK    172967101          1066          23700 SH
DIAMONDS TRUST - UNIT SERIES 1      SHARES          252787106           828           8350 SH
***ESC MEDICAL SYSTEMS LTD          CONVERT. BOND   269025AB8          1800        2000000 PRN
***ESC MEDICAL SYSTEMS LTD          ORDINARY SHS    M40868107          4899         203600 SH
J P MORGAN CHASE & CO               COMMON STOCK    46625H100          1118          24900 SH
MBNA CORP                           COMMON STOCK    55262L100          1106          33400 SH
NAVISTAR INTERNATIONAL CORP         COMMON STOCK    63934E108          1197          52500 SH
NEXTEL COMMUNICATIONS INC CL-A      COMMON STOCK    65332V103           999          69500 SH
OMNICARE INC                        COMMON STOCK    681904108          1149          53550 SH
ORACLE CORP                         COMMON STOCK    68389X105          1303          87000 SH
PHARMACEUTICAL HOLDRS TR            DEP. RECEIPTS   71712A206          1579          16500 SH
REGIONAL BK HOLDERS TR              DEP. RECEIPTS   75902E100           953           8450 SH
STANDARD & POORS DEP. REC           SHARES          78462F103           834           7150 SH
***SBS BROADCASTING SA              COMMON STOCK    L8137F102          4722         243700 SH
SECTOR SPDR TRUST                   SHARES          78462F103           934          35200 SH
SIEBEL SYSTEMS INC                  COMMON STOCK    826170102           805          29600 SH
STANLEY WORKS                       COMMON STOCK    854616109          2491          75600 SH
STARWOOD HOTELS & RESORTS           COMMON STOCK    85590A203          4698         138125 SH
SUN MICROSYSTEMS INC                COMMON STOCK    866810104           669          43500 SH
TRIZEC HAHN CORP                    COMMON STOCK    896938107          2354         156400 SH
UNITEDFLOBALCOM CL A                COMMON STOCK    913247508          5241         399350 SH
USA NETWORKS INC                    COMMON STOCK    902984103          2051          85700 SH
VIACOM INC CL-B                     COMMON STOCK    925524308          1853          42150 SH
VODAFONE GROUP PLC NEW              COMMON STOCK    92857W100          2734         100700 SH
GLOBALSTAR T JAN 020                COMMON STOCK    G3930H104          8577           4427 SH     PUT
GLOBALSTAR T JAN 010                COMMON STOCK    G3930H104           207            215 SH     PUT
METRICOM INC                        COMMON STOCK     591596101         1109            870 SH     PUT
RITE AID CRP JAN 005                COMMON STOCK    767754104            84            935 SH     PUT
VENTANA MED JAN 22.5                COMMON STOCK    92276H106           204            725 SH     PUT
                                                                      83282
*** FOREIGN COMPANY

Table continued...

Name Of issuer                       Investment Managers  Sole    Shared None
                                     Discretion

ASPECT TELECOMMUNICATIONS CORP       SOLE                  503850
ASPEON INC                           SOLE                  233175
AT&T CORP LIBERTY MEDIA CORP         SOLE                  126150
AZTEC TECHNOLOGY PARTNERS INC        SOLE                  648400
BEA SYSTEMS INC                      SOLE                   26100
CABLETRON SYSTEMS INC                SOLE                  402525
CAPITAL ONE FINANCIAL CORP           SOLE                   30700
CASELLA WASTE SYSTEMS INC-CLA        SOLE                  540750
CRESTLINE CAPITAL CORP               SOLE                  335175
CITIGROUP INC                        SOLE                   23700
DIAMONDS TRUST - UNIT SERIES 1       SOLE                    8350
***ESC MEDICAL SYSTEMS LTD           SOLE                 2000000
***ESC MEDICAL SYSTEMS LTD           SOLE                  203600
J P MORGAN CHASE & CO                SOLE                   24900
MBNA CORP                            SOLE                   33400
NAVISTAR INTERNATIONAL CORP          SOLE                   52500
NEXTEL COMMUNICATIONS INC CL-A       SOLE                   69500
OMNICARE INC                         SOLE                   53550
ORACLE CORP                          SOLE                   87000
PHARMACEUTICAL HOLDRS TR             SOLE                   16500
REGIONAL BK HOLDERS TR               SOLE                    8450
STANDARD & POORS DEP. REC            SOLE                    7150
***SBS BROADCASTING SA               SOLE                  243700
SECTOR SPDR TRUST                    SOLE                   35200
SIEBEL SYSTEMS INC                   SOLE                   29600
STANLEY WORKS                        SOLE                   75600
STARWOOD HOTELS & RESORTS            SOLE                  138125
SUN MICROSYSTEMS INC                 SOLE                   43500
TRIZEC HAHN CORP                     SOLE                  156400
UNITEDFLOBALCOM CL A                 SOLE                  399350
USA NETWORKS INC                     SOLE                   85700
VIACOM INC CL-B                      SOLE                   42150
VODAFONE GROUP PLC NEW               SOLE                  100700
GLOBALSTAR T JAN 020                 SOLE                    4427
GLOBALSTAR T JAN 010                 SOLE                     215
METRICOM INC                         SOLE                     870
RITE AID CRP JAN 005                 SOLE                     935
VENTANA MED JAN 22.5                 SOLE                     725

*** FOREIGN COMPANY
